Note 8 - Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Statement Line Items [Line Items]
Trade payables	$ 874,900	$ 93,707
Accrued liabilities	112,000	56,167
Due to related parties	193,615	156,244
Trade and other current payables	$ 1,180,515	$ 306,118